Derivative Financial Instruments - Derivative Financial Instruments (Detail) - Derivatives Designated as Hedges [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives Fair Value [Line Items]
Asset derivatives fair value	$ 2,631	$ 1,883
Liability derivatives fair value	9,365	30,667
Accounts receivable-other [Member]
Derivatives Fair Value [Line Items]
Asset derivatives fair value	2,631	1,668
Other assets [Member]
Derivatives Fair Value [Line Items]
Asset derivatives fair value		215
Other liabilities [Member]
Derivatives Fair Value [Line Items]
Liability derivatives fair value	4	4,018
Accrued liabilities [Member]
Derivatives Fair Value [Line Items]
Liability derivatives fair value	$ 9,361	$ 26,649